Convertible Subordinated Debt (Schedule Of Convertible Subordinated Debt Nominal Value) (Details)	Dec. 31, 2012 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2012 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2007 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2004 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member] USD ($)	Dec. 31, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2011 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] USD ($)
Debt Conversion [Line Items]
Convertible subordinated notes	$ 0	€ 0	$ 0	€ 0	$ 150,000,000	$ 150,000,000	$ 0	€ 0	€ 150,000,000	$ 150,000,000